Balance Sheet (USD $)	Jul. 31, 2012
Current Assets
Cash	$ 26,631
Prepaid Expenses	48,143
Due from Affiliate	15,348
Restricted Cash Held in Trust	40,600,000
Total Assets	40,690,122
Liabilities
Accrued Expenses	55,891
Other Liabilities
Deferred Corporate Finance Fee	800,000
Total Liabilities	855,891
Commitments and Contingencies
Ordinary Shares Subject to Possible Redemption, 3,431,943 Shares (at Redemption Value)	34,834,221
Shareholders' Equity
Preferred Shares, no par value, unlimited shares authorized; no shares issued and outstanding
Ordinary Shares, no par value, unlimited shares authorized; 1,901,390 shares issued and outstanding (excluding 3,431,943 subject to possible redemption)	2,731,179
Additional Paid-in Capital	2,450,000
Deficit Accumulated During the Development Stage	(181,169)
Total Shareholders' Equity	5,000,010
Total Liabilities and Shareholders' Equity	$ 40,690,122